Exceptional Items - Summary of Exceptional Items Related to the Samarco Dam Failure (Detail) - USD ($) $ in Millions	6 Months Ended			12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Jun. 30, 2019
Disclosure of exceptional items [line items]
Other income	$ 209		$ 170	$ 393
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(14,315)		(13,695)	(28,022)
Loss from equity accounted investments, related impairments and expenses:
Samarco impairment expense	(29)		(168)	(264)
Samarco dam failure provision	56		(70)	(586)
Net finance costs	(524)		(533)	(1,064)
Total	(784)		(210)	(1,060)
Samarco dam failure [member]
Disclosure of exceptional items [line items]
Other income	40			50
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(25)		(33)	(57)
Loss from equity accounted investments, related impairments and expenses:
Samarco impairment expense	(27)		(47)	(96)
Samarco Germano dam decommissioning	7			(263)
Samarco dam failure provision	56		(70)	(586)
Net finance costs	(57)		(60)	(108)
Total	$ (6)	[1]	$ (210)	$ (1,060)

[1]	Refer to note 9 Significant events – Samarco dam failure for further information.